Consolidated Statements Of Operations (Parentheticals) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Sep. 25, 2011	Sep. 26, 2010	Sep. 27, 2009
Interest expense, non-cash accretion	$ 1,672	$ 2,238	$ 7,576	$ 8,456	$ 8,793